Shareholder loans - Subordinated Convertible Notes (Details) - USD ($)			3 Months Ended		9 Months Ended
	Oct. 03, 2024	Aug. 15, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Debt Instruments
Amount of Feb 2023 and August 2023 notes exchanged		$ 3,690,000
Convertible Subordinated Debt [Member] | Common Stock [Member]
Debt Instruments
Debt Conversion, Converted Instrument, Shares Issued	134,667,522
Debt Instrument, Convertible, Conversion Price	$ 0.078
Convertible Subordinated Debt [Member]
Debt Instruments
Carrying value			$ 3,690,568		$ 3,690,568		$ 3,312,641
Repayment of notes			0		0
Financing costs incurred during the year		$ 42,105			184,755
Amortization of deferred financing costs			$ 1,860	$ 803	$ 5,321	$ 803